Income Taxes - Reconciliation of statutory federal income tax rate (Details)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Taxes
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.00%
Valuation allowance			(21.00%)
Income tax provision expense (benefit)	(27.19%)	0.00%	0.00%	(8.97%)	0.00%